UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23556
Datum One Series Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)

The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 494-4270
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment

Company Act of 1940 (17 CFR 270.30e-1).
(b) Not Applicable.

Polar Capital Emerging Market Stars Fund
Ticker |

POLEX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Polar Capital Emerging Market Stars Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.

You can find additional information about the Fund at
polarcapitalfunds.com/us/individual/Our-Funds/Literature/
.

You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital Emerging Market Stars Fund	$ 116	1.00%
What impacted Fund performance over the reporting period?
The Fund returned 31.72% compared to 29.55% from its benchmark, the MSCI Emerging Markets Net Total Return Index, outperforming net of fees by 2.17% over the period (all figures in dollar terms).
This strong absolute and relative return was achieved despite elevated market volatility, heightened geopolitical tension and numerous country-specific challenges across the emerging market universe.
The primary driver of strong returns was the Fund’s exposure to technology, in particular its positions in Taiwan and South Korea. The artificial intelligence (AI) theme proved robust and we had either long-held positions that benefited significantly or identified newer opportunities within this area. Within the IT sector, we benefited from both an asset allocation overweight and a positive selection effect through stock-picking.
The strongest contributors to relative returns were Chroma ATE (semiconductor testing), Samsung Electronics (memory/foundry), ASPEED Technology (integrated circuit design), Unimicron Technology (semiconductor technology/substrate) and Delta Electronics (specialist power solutions for data centers).
The weakest were Phoenix Mills (mall operator), Tencent (internet/technology), Sea (e-commerce/FinTech/digital entertainment), Globant (digital transformation) and E Ink Holdings (digital paper technology).
India was the weakest country within emerging markets over the period. A combination of high valuations, slowing growth, the re-emergence of technology as a high-growth alternative and renewed investor interest in China all contributed to derating and capital outflows by foreign investors. We held an underweight position which served us relatively well, however we experienced weakness in certain individual stocks.
With regards to the internet theme, we saw significant weakness across internet-related business models throughout emerging markets, including e-commerce and online travel agencies. Our assessment is that these business models were broadly classified under an ‘AI eats software’ narrative, which weighed heavily on valuations. We disagree with this characterization and view many of these businesses as companies that stand to benefit from AI.
Furthermore, we believe that the ability to work with technology, maintain a large ecosystem and bridge the digital and physical worlds constitutes a genuine moat. E-commerce companies must engage with merchants, operate their platforms, manage user engagement, run warehouses, maintain secure and trusted payment systems, execute fast physical delivery and handle returns. We do not see a large language model being able to replicate this and therefore see a compelling opportunity in this area.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since its inception on December 30, 2020. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 year	Since Inception
Polar Capital Emerging Market Stars Fund	31.71%	1.57%	1.65%
MSCI Emerging Market Net Total Return Index	29.55%	3.69%	3.99%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
https://www.polarcapitalfunds.com/us/individual/Our-Funds/Emerging-Market-Stars/#/Performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS as of March 31, 2026
Fund net assets	$ 188,938,487%
Total number of portfolio holdings	57%
Total advisory fees paid (after waiver/reimbursement)	$ 1,100,333%
Portfolio turnover rate	54%
Geographical Allocation as % of Net Assets
China	25.1%
Taiwan	20.6%
South Korea	16.1%
India	10.6%
Brazil	8.3%
Hong Kong	5.2%
South Africa	3.8%
Vietnam	3.3%
Other	5.9%
Availability of Additional Information
At
polarcapitalfunds.com/us/individual/Our-Funds/Literature/
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, finan
cial
re
ports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-806-1112 or 312-557-3164 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
POLAR CAPITAL FUNDS

Polar Capital International Small Company Fund
Ticker |

PCSCX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Polar Capital International Small Company Fund (“Fund”) for the period of April 1, 2025 to March 31, 2026.

You can find additional information about the Fund at
polarcapitalfunds.com/us/individual/Our-Funds/Literature/
.

You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital International Small Company Fund	$ 106	1.10%
What impacted Fund performance over the reporting period?
The Fund returned 31.72% compared to 29.55% from its benchmark, the MSCI Emerging Markets Net Total Return Index, outperforming net of fees by 2.17% over the period (all figures in dollar terms).
This strong absolute and relative return was achieved despite elevated market volatility, heightened geopolitical tension and numerous country-specific challenges across the emerging market universe.
The primary driver of strong returns was the Fund’s exposure to technology, in particular its positions in Taiwan and South Korea. The artificial intelligence (AI) theme proved robust and we had either long-held positions that benefited significantly or identified newer opportunities within this area. Within the IT sector, we benefited from both an asset allocation overweight and a positive selection effect through stock-picking.
The strongest contributors to relative returns were Chroma ATE (semiconductor testing), Samsung Electronics (memory/foundry), ASPEED Technology (integrated circuit design), Unimicron Technology (semiconductor technology/substrate) and Delta Electronics (specialist power solutions for data centers).
The weakest were Phoenix Mills (mall operator), Tencent (internet/technology), Sea (e-commerce/FinTech/digital entertainment), Globant (digital transformation) and E Ink Holdings (digital paper technology).
India was the weakest country within emerging markets over the period. A combination of high valuations, slowing growth, the re-em erg
ence of technology as a high-growth alternative and renewed investor interest in China all contributed to derating and capital outflows by foreign investors. We held an underweight position which served us relatively well, however we experienced weakness in certain individual stocks.
With regards to the internet theme, we saw significant weakness across internet-related business models throughout emerging markets, including e-commerce and online travel agencies. Our assessment is that these business models were broadly classified under an ‘AI eats software’ narrative, which weighed heavily on valuations. We disagree with this characterization and view many of these businesses as companies that stand to benefit from AI.
Furthermore, we believe that the ability to work with technology, maintain a large ecosystem and bridge the digital and physical worlds constitutes a genuine moat. E-commerce companies must engage with merchants, operate their platforms, manage user engagement, run warehouses, maintain secure and trusted payment systems, execute fast physical delivery and handle returns. We do not see a large language model being able to replicate this and therefore see a compelling opportunity in this area.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since its inception on September 30, 2024. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	Since Inception
Polar Capital International Small Company Fund	(7.90) %	(14.62) %
MSCI ACWI ex USA Small Cap Index	27.82%	18.79%
MSCI ACWI ex USA Investable Market Index (IMI)	25.32%	21.10%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
https://www.polarcapitalfunds.com/us/individual/Our-Funds/International-Small-Company-Fund/#/Performance
 for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS as of March 31, 2026
Fund net assets	$ 115,117,032%
Total number of portfolio holdings	52%
Total advisory fees paid (after waiver/reimbursement)	$ 1,161,664%
Portfolio turnover rate	70%
Geographical Allocation as % of Net Assets
Sweden	18.7%
United Kingdom	13.0%
Japan	11.8%
France	9.9%
India	9.2%
Germany	8.3%
Australia	4.9%
South Korea	4.5%
Mexico	3.9%
Other	14.8%
Availability of Additional Information
At
polarcapitalfunds.com/us/individual/Our-Funds/Literature/
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-806-1112 or 312-557-3164 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
POLAR CAPITAL FUNDS

Item 2. Code of Ethics.

As of March 31, 2026, the registrant had adopted a "code of ethics" (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant's principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is JoAnn Lilek, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

Polar Funds

2026: $49,000

2025: $72,000

The fees paid to Deloitte & Touche LLP relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

Polar Funds

2026: $0

2025: $0

(c) Tax Fees

2026: $13,500

2025: $13,500

The fees paid to Deloitte & Touche LLP relate to the preparation of the registrant's tax returns and review of annual distributions.

(d) All Other Fees

2026: $0

2025: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) 2026: 100%

2025: 100%

(f) Not applicable.

(g) Polar Funds

2026: £1,600

2025: £1,500

(h) The Audit Committee considered the non-audit services rendered to the registrant’s investment adviser and believes the services are compatible with the principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

Polar Capital Funds

Annual Financial Statements and Additional Information
March 31, 2026

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Polar Capital Funds

TABLE OF CONTENTS
March 31, 2026

Polar Capital Emerging Market Stars Fund

PORTFOLIO OF INVESTMENTS
March 31, 2026

COMMON STOCKS – 97.1%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 21.5%
Advanced Micro-Fabrication Equipment Inc. China (China)	60,765	$2,754,611
ASE Technology Holding Co. Ltd. (Taiwan)	365,154	4,018,946
ASPEED Technology Inc. (Taiwan)	8,434	2,907,156
eMemory Technology Inc. (Taiwan)	37,058	3,155,341
HPSP Co. Ltd. (South Korea)	73,971	2,088,523
SK Hynix Inc. (South Korea)	11,558	6,557,606
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	330,350	19,105,635
		$40,587,818
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 9.4%
Samsung Electronics Co. Ltd. (South Korea)	129,744	$15,175,039
Xiaomi Corp. (China) (a),(b)	646,965	2,672,393
		$17,847,432
BANKS – 8.2%
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	199,826	$2,216,226
ICICI Bank Ltd. (India)	234,785	3,013,995
Kotak Mahindra Bank Ltd. (India)	314,194	1,182,734
NU Holdings Ltd. (Brazil) (b)	322,829	4,639,053
OTP Bank Nyrt. (Hungary)	14,747	1,581,289
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	2,477,019	2,886,760
		$15,520,057
INTERACTIVE MEDIA & SERVICES – 7.7%
NAVER Corp. (South Korea)	10,901	$1,484,155
Tencent Holdings Ltd. (China)	206,274	13,010,192
		$14,494,347
BROADLINE RETAIL – 7.1%
Alibaba Group Holding Ltd. (China) (c)	6,643	$833,431
Alibaba Group Holding Ltd. (China)	362,255	5,678,162
MercadoLibre Inc. (Brazil) (b)	1,330	2,299,597
PDD Holdings Inc. (China) (b),(c)	22,081	2,256,236
Sea Ltd. (Singapore) (b),(c)	28,536	2,363,066
		$13,430,492
CAPITAL MARKETS – 5.2%
360 ONE WAM Ltd. (India)	105,025	$1,061,014
B3 S.A. - Brasil Bolsa Balcao (Brazil) (b)	754,491	2,680,123
Futu Holdings Ltd. (Hong Kong) (b),(c)	17,359	2,374,017

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2026

COMMON STOCKS — Continued	Shares	Fair Value
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	72,934	$3,679,374
		$9,794,528
INSURANCE – 4.8%
AIA Group Ltd. (Hong Kong)	339,203	$3,768,996
Max Financial Services Ltd. (India) (b)	170,375	2,697,159
Ping An Insurance Group Co. of China Ltd. (China)	343,877	2,644,144
		$9,110,299
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.7%
Aldar Properties PJSC (United Arab Emirates)	470,542	$1,017,041
Multiplan Empreendimentos Imobiliarios S.A. (Brazil) (b)	419,518	2,576,304
Phoenix Mills (The) Ltd. (India)	254,699	4,082,232
Prestige Estates Projects Ltd. (India)	93,775	1,123,948
		$8,799,525
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.1%
Chroma ATE Inc. (Taiwan)	72,723	$3,489,573
Delta Electronics Inc. (Taiwan)	70,180	3,164,442
E Ink Holdings Inc. (Taiwan)	243,515	1,062,211
		$7,716,226
OIL, GAS & CONSUMABLE FUELS – 3.0%
Paladin Energy Ltd. (Australia) (b)	253,213	$2,016,672
Reliance Industries Ltd. (India)	248,235	3,570,008
		$5,586,680
METALS & MINING – 2.6%
Harmony Gold Mining Co. Ltd. (South Africa)	132,637	$2,026,276
Ivanhoe Mines Ltd. (South Africa) (b)	330,527	2,825,078
		$4,851,354
ELECTRICAL EQUIPMENT – 2.1%
Contemporary Amperex Technology Co. Ltd. (China)	65,629	$3,894,595
MACHINERY – 1.9%
Action Construction Equipment Ltd. (India)	91,047	$727,688
Shenzhen Inovance Technology Co. Ltd. (China)	298,122	2,929,248
		$3,656,936
CHEMICALS – 1.7%
Sunresin New Materials Co. Ltd. (China)	335,667	$3,232,675

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2026

COMMON STOCKS — Continued	Shares	Fair Value
WIRELESS TELECOMMUNICATION SERVICES – 1.4%
Bharti Airtel Ltd. (India)	139,845	$2,657,530
AUTOMOBILES – 1.3%
Kia Corp. (South Korea)	25,948	$2,561,872
INDUSTRIAL CONGLOMERATES – 1.3%
Samsung C&T Corp. (South Korea)	14,468	$2,535,633
LIFE SCIENCES TOOLS & SERVICES – 1.3%
WuXi XDC Cayman Inc. (China) (b)	331,552	$2,514,841
SPECIALTY RETAIL – 1.3%
Mobile World Investment Corp. (Vietnam)	765,176	$2,385,578
FINANCIAL SERVICES – 1.2%
FirstRand Ltd. (South Africa)	451,322	$2,310,458
CONSUMER FINANCE – 1.1%
Kaspi.KZ JSC (Kazakhstan) (b),(c)	27,334	$2,024,629
COMMUNICATIONS EQUIPMENT – 1.0%
FOCI Fiber Optic Communications Inc. (Taiwan) (b)	109,326	$1,993,071
HOTELS, RESTAURANTS & LEISURE – 1.0%
Trip.com Group Ltd. (China) (c)	39,412	$1,962,323
GROUND TRANSPORTATION – 0.9%
DiDi Global Inc. (China) (b),(c)	395,505	$1,625,526
PHARMACEUTICALS – 0.8%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (China)	176,978	$1,434,411
IT SERVICES – 0.5%
FPT Corp. (Vietnam)	333,231	$959,004
TOTAL COMMON STOCKS–97.1% (Cost $133,197,745)		$183,487,840

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2026

PREFERRED STOCKS – 1.8%	Shares	Fair Value
BANKS – 1.8%
Itau Unibanco Holding S.A. (Brazil), 4.17% (d)	406,509	$3,412,263
TOTAL PREFERRED STOCKS–1.8% (Cost $1,829,725)		$3,412,263
TOTAL INVESTMENTS–98.9% (Cost $135,027,470)		$186,900,103
Other Assets in Excess of Liabilities – 1.1%		$2,038,384
NET ASSETS–100.0%		$188,938,487

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
March 31, 2026, this security had a total value of $2,672,393 which represented 1.4% of the Fund's net assets.

(b)	Non-income producing security.
(c)
This security represents the common stock of a foreign company which trades directly or through an
American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund

PORTFOLIO OF INVESTMENTS
March 31, 2026

COMMON STOCKS – 99.0%	Shares	Fair Value
AEROSPACE & DEFENSE – 24.9%
Data Patterns India Ltd. (India)	187,012	$6,050,302
Exail Technologies S.A. (France) (a)	38,852	5,380,752
Exosens SAS (France)	84,110	6,056,630
INVISIO AB (Sweden)	214,326	5,924,603
Montana Aerospace A.G. (Germany) (a),(b)	81,197	2,665,294
Vincorion SE (Germany) (a)	138,344	2,595,257
		$28,672,838
SOFTWARE – 15.4%
cBrain A/S (Denmark)	28,432	$292,501
Clavister AB (Sweden) (a)	5,208,933	2,328,045
Freee KK (Japan) (a)	105,500	1,369,636
Hyundai Ezwel Co. Ltd. (South Korea)	295,742	1,232,988
Innoscripta SE (Germany) (a)	55,173	4,349,231
Kinaxis Inc. (Canada) (a)	10,805	1,090,520
Lime Technologies AB (Sweden)	42,366	926,385
Money Forward Inc. (Japan) (a)	63,200	1,408,716
m-up Holdings Inc. (Japan)	427,600	1,747,117
Rakus Co. Ltd. (Japan)	220,000	1,048,763
Smartcraft Group AB (Sweden) (a)	1,086,327	1,973,752
		$17,767,654
FINANCIAL SERVICES – 8.9%
Boku Inc. (United States) (a),(b)	1,069,922	$2,322,484
WAG Payment Solutions PLC (United Kingdom)	3,582,623	5,073,897
Wise PLC (United Kingdom) (a)	237,586	2,861,055
		$10,257,436
MACHINERY – 5.8%
AutoStore Holdings Ltd. (Norway) (a),(b)	2,277,147	$2,253,505
Steyr Motors A.G. (Austria)	97,604	4,388,527
		$6,642,032
COMMUNICATIONS EQUIPMENT – 5.2%
Appear ASA (Norway) (a)	236,689	$1,486,196
Astra Microwave Products Ltd. (India)	494,003	4,489,170
		$5,975,366
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.9%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	1,328,174	$4,447,008

See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2026

COMMON STOCKS — Continued	Shares	Fair Value
PHARMACEUTICALS – 3.3%
Neuren Pharmaceuticals Ltd. (Australia) (a)	268,214	$2,238,349
SwedenCare AB (Sweden)	601,409	1,549,077
		$3,787,426
INTERACTIVE MEDIA & SERVICES – 3.3%
Baltic Classifieds Group PLC (United Kingdom)	384,197	$930,598
Hemnet Group AB (Sweden)	12,974	147,890
Trustpilot Group PLC (United Kingdom) (a),(b)	1,057,126	2,700,479
		$3,778,967
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.7%
Apotea AB (Sweden) (a)	402,589	$2,702,242
Redcare Pharmacy N.V. (Netherlands) (a),(b)	10,590	467,765
		$3,170,007
PROFESSIONAL SERVICES – 2.6%
One Career Inc. (Japan)	258,000	$2,985,754
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.5%
Eo Technics Co. Ltd. (South Korea)	10,726	$2,837,038
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.2%
E Ink Holdings Inc. (Taiwan)	327,300	$1,427,681
SOLUM Co. Ltd. (South Korea)	102,078	1,124,133
		$2,551,814
PERSONAL CARE PRODUCTS – 2.1%
Pharmanutra S.p.A. (Italy)	26,181	$2,407,146
LIFE SCIENCES TOOLS & SERVICES – 2.1%
AddLife AB (Sweden)	159,051	$2,372,071
COMMERCIAL SERVICES & SUPPLIES – 2.0%
AlphaPurchase Corp. (Japan)	222,800	$2,285,824
TRADING COMPANIES & DISTRIBUTORS – 1.9%
IPD Group Ltd. (Australia)	728,861	$2,197,575

See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2026

COMMON STOCKS — Continued	Shares	Fair Value
HEALTH CARE TECHNOLOGY – 1.7%
Medley Inc. (Japan) (a)	88,800	$1,075,604
Nordhealth A/S (Finland) (a)	319,608	911,006
		$1,986,610
BIOTECHNOLOGY – 1.5%
BoneSupport Holding AB (Sweden) (a),(b)	5,072	$106,126
Devyser Diagnostics AB (Sweden) (a)	205,120	1,640,241
		$1,746,367
CONSUMER FINANCE – 1.4%
Funding Circle Holdings PLC (United Kingdom) (a),(b)	959,804	$1,626,108
CAPITAL MARKETS – 1.4%
Integral Corp. (Japan)	80,000	$1,624,777
ENTERTAINMENT – 1.4%
Hacksaw AB (Sweden) (a)	252,757	$1,588,367
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.1%
Raspberry PI Ltd. (United Kingdom) (a)	214,674	$1,221,245
HEALTH CARE EQUIPMENT & SUPPLIES – 1.0%
PolyNovo Ltd. (Australia) (a)	1,848,467	$1,217,321
DIVERSIFIED CONSUMER SERVICES – 0.4%
Auction Technology Group PLC (United Kingdom) (a)	112,112	$495,627
LEISURE PRODUCTS – 0.2%
MIPS AB (Sweden)	8,795	$215,810

See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2026

COMMON STOCKS — Continued	Shares	Fair Value
MEDIA – 0.1%
YouGov PLC (United Kingdom)	33,128	$74,104
TOTAL COMMON STOCKS–99.0% (Cost $122,212,961)		$113,932,292
TOTAL INVESTMENTS–99.0% (Cost $122,212,961)		$113,932,292
Other Assets in Excess of Liabilities – 1.0%		$1,184,740
NET ASSETS–100.0%		$115,117,032

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
March 31, 2026, these securities had a total value of $12,141,761 which represented 10.5% of the Fund's net assets.

See accompanying Notes to Financial Statements.

Polar Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026

	Polar Capital Emerging Market Stars Fund	Polar Capital International Small Company Fund
ASSETS
Investment securities— at fair value (cost $135,027,470 and $122,212,961, respectively)	$186,900,103	$113,932,292
Cash	1,990,385	1,124,725
Foreign currencies at value (cost $372,645 and $312,424, respectively)	372,463	312,424
Receivable for:
Dividends and interest	389,055	88,500
Dividend reclaims	3,454	15,856
Capital stock sold	234	161,876
Investments sold	7,962	91
Reimbursement from Administrator (Note 6)	—	25,000
Reimbursement from Adviser (Note 6)	128,184	—
Prepaid expenses	14,819	59,525
Total assets	189,806,659	115,720,289
LIABILITIES
Payable for:
Investments purchased	55,400	381,321
Capital stock repurchased	1,280	26,000
Advisory fees	153,836	106,230
Accrued expenses and other liabilities	157,439	87,426
Foreign capital gains taxes payable	500,217	2,280
Total liabilities	868,172	603,257
NET ASSETS	$188,938,487	$115,117,032
SUMMARY OF SHAREHOLDERS’ EQUITY
Capital stock—no par value; unlimited authorized shares; 18,251,366 and 13,792,778, respectively outstanding shares	130,483,327	137,082,212
Distributable earnings	58,455,160	(21,965,180)
NET ASSETS	$188,938,487	$115,117,032
NET ASSET VALUE
Offering and redemption price per share	$10.35	$8.35

See accompanying Notes to Financial Statements.

Polar Capital Funds

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026

	Polar Capital Emerging Market Stars Fund	Polar Capital International Small Company Fund
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $286,141 and $79,148, respectively)	$2,109,376	$776,825
Interest	63,524	60,280
Total investment income	2,172,900	837,105
EXPENSES
Advisory fees (Note 6)	1,642,255	1,343,416
Fund accounting and administrative services fees (Note 6)	148,835	132,000
Audit and tax services fees	138,725	33,233
Custodian fees (Note 6)	129,172	49,393
Legal fees	66,451	52,726
Trustee fees and expenses (Note 6)	56,455	42,326
Transfer agent fees and expenses (Note 6)	40,927	34,702
Compliance and Financial Officer Services fees (Note 6)	35,269	35,257
State filing fees	28,069	19,368
Reports to shareholders	5,822	24,715
Risk Officer Services fees (Note 6)	—	30,000
Other	17,317	12,372
Total expenses	2,309,297	1,809,508
Waiver from Administrator (Note 6)	—	(150,000)
Waiver/Reimbursement from Adviser (Note 6)	(541,922)	(181,752)
Net expenses	1,767,375	1,477,756
Net investment income (loss)	405,525	(640,651)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes (refunded)/paid of $(187,821) and $-, respectively)	18,182,623	(9,843,696)
Foreign currency transactions	(120,546)	(149,522)
Net change in unrealized appreciation (depreciation) of:
Investments (net change in deferred capital gains taxes of $882,754 and $(2,280), respectively)	28,023,317	(4,966,705)
Translation of foreign currency denominated amounts	(8,273)	2,557
Net realized and unrealized gain (loss)	46,077,121	(14,957,366)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,482,646	$(15,598,017)

See accompanying Notes to Financial Statements.

Polar Capital Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Polar Capital Emerging Market Stars Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$405,525	$285,321
Net realized gain (loss)	18,062,077	(4,372,444)
Net change in unrealized appreciation on investments	28,015,044	2,870,377
Net increase (decrease) in net assets resulting from operations	46,482,646	(1,216,746)
Distributions to shareholders	(1,405,042)	(560,722)
Capital stock transactions:
Proceeds from capital stock sold	22,190,745	49,039,156
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	492,822	188,109
Cost of capital stock repurchased	(32,770,107)	(45,166,241)
Net increase (decrease) from capital stock transactions	(10,086,540)	4,061,024
Total change in net assets	34,991,064	2,283,556
NET ASSETS
Beginning of year	153,947,423	151,663,867
End of year	$188,938,487	$153,947,423
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	2,298,171	5,934,761
Shares issued to shareholders upon reinvestment of dividends and distributions	49,881	22,940
Shares of capital stock repurchased	(3,525,912)	(5,472,262)
Change in capital stock outstanding	(1,177,860)	485,439

See accompanying Notes to Financial Statements.

Polar Capital Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Polar Capital International Small Company Fund
	Year Ended March 31, 2026	Period Ended March 31, 2025*
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(640,651)	$(29,581)
Net realized gain (loss)	(9,993,218)	203,875
Net change in unrealized depreciation on investments	(4,964,148)	(3,319,200)
Net decrease in net assets resulting from operations	(15,598,017)	(3,144,906)
Distributions to shareholders	(3,251,039)	—
Capital stock transactions:
Proceeds from capital stock sold	77,439,960	92,763,747
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	1,065,447	—
Cost of capital stock repurchased	(34,108,170)	(49,990)
Net increase from capital stock transactions	44,397,237	92,713,757
Total change in net assets	25,548,181	89,568,851
NET ASSETS
Beginning of period	89,568,851	—
End of period	$115,117,032	$89,568,851
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	7,622,928	9,668,082
Shares issued to shareholders upon reinvestment of dividends and distributions	111,799	—
Shares of capital stock repurchased	(3,604,654)	(5,377)
Change in capital stock outstanding	4,130,073	9,662,705

*	For the period from September 30, 2024 (Commencement of Operations) to March 31, 2025.

See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Year

	Year Ended March 31,
	2026	2025	2024	2023	2022
Per share operating performance:
Net asset value, beginning of period	$7.92	$8.01	$7.31	$8.20	$10.08
Income from investment operations:
Net investment income (loss)(a)	$0.02	$0.01	$0.03	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investment securities	2.49	(0.07)	0.70	(0.87)	(1.52)
Total from investment operations	$2.51	$(0.06)	$0.73	$(0.89)	$(1.53)
Distributions from net investment income	$(0.08)	$(0.03)	$(0.03)	$—	$(0.09)
Distributions from net realized capital gains	—	—	—	—	(0.26)
Total distributions	$(0.08)	$(0.03)	$(0.03)	$—	$(0.35)
Net asset value, end of period	$10.35	$7.92	$8.01	$7.31	$8.20
Total investment return(b)	31.71%	(0.82)%	10.05%	(10.85)%	(15.66)%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$188,938	$153,947	$151,664	$98,678	$8,629
Ratio of expenses to average net assets:
Before waiver/reimbursement	1.31%	1.41%	1.63%	2.45%	4.70%
After waiver/reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before waiver/reimbursement	(0.08)%	(0.25)%	(0.17)%	(1.80)%	(3.84)%
After waiver/reimbursement	0.23%	0.16%	0.46%	(0.35)%	(0.14)%
Portfolio turnover rate	54%	62%	38%	29%	38%

(a)	Per share amount is based on average shares outstanding.
(b)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.

See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Year

	Year Ended March 31,	Period Ended March 31,
	2026	2025*
Per share operating performance:
Net asset value, beginning of period	$9.27	$10.00
Income from investment operations:
Net investment loss(a)	$(0.05)	$(0.01)
Net realized and unrealized loss on investment securities	(0.66)	(0.72)
Total from investment operations	$(0.71)	$(0.73)
Distributions from net realized capital gains	(0.21)	—
Total distributions	$(0.21)	$—
Net asset value, end of period	$8.35	$9.27
Total investment return(b), (c)	(7.90)%	(7.30)%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$115,117	$89,569
Ratio of expenses to average net assets:
Before waiver/reimbursement (d)	1.35%	2.54%
After waiver/reimbursement(d)	1.10%	1.10%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(d)	(0.73)%	(1.72)%
After waiver/reimbursement(d)	(0.48)%	(0.28)%
Portfolio turnover rate(b)	70%	7%

*	For the period from September 30, 2024 (Commencement of Operations) to March 31, 2025.
(a)	Per share amount is based on average shares outstanding.
(b)	Not annualized for periods less than a year.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS
March 31, 2026

NOTE 1 — Organization
Datum One Series Trust (the “Trust”) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated February 24, 2026. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Polar Capital Emerging Market Stars Fund ("Emerging Market Stars Fund") and Polar Capital International Small Company Fund ("International Small Company Fund") (together the "Funds"; each a "Fund") each constitutes a series of the Trust. These financial statements and notes only relate to these Funds.
The Funds are non-diversified funds, meaning each may invest in a smaller number of companies than a diversified fund. The Funds seek to achieve long term capital growth. For information on the specific strategies of the Funds, please refer to the Funds' Prospectus.
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
NOTE 2 — Significant Accounting Policies
The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A. Security Valuation
The Funds' investments are reported at fair value as defined by U.S. GAAP. The Funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.
B. Securities Transactions, Related Investment Income and Foreign Currency Translations
Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency fair value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investments” and “Net change in unrealized appreciation (depreciation) of investments” on the Statements of Operations.
Net realized gains and losses from foreign currency transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) of Investments” on the Statement of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on Investments” on the Statements of Operations and any amounts unpaid are accrued and included in “Foreign capital gains taxes payable” on the Statements of Assets and Liabilities.
C. Expense Allocations
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser's series of funds based on relative net assets or another reasonable basis.
D. Use of Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.
E. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09") which enhances income tax disclosure requirements by providing greater disaggregation of information by jurisdiction and category and by eliminating certain disclosures that are no longer considered meaningful. ASU 2023-09 is effective for annual reporting periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal year. The adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements or related disclosures.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

NOTE 3 — Principal Risks
It is possible to lose money on an investment in a Fund: The Funds will be affected by the investment decisions, techniques and risk analyses of the Funds' Adviser and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect the performance of the Funds or cause the Funds to lose money or to underperform market averages of other funds. Each risk summarized below is considered to be a “principal risk” of investing in the Funds, regardless of the order in which it appears.
Risks Associated with Investing in Equities: The Funds may invest in equity and equity-related securities traded on recognized stock exchanges and over-the-counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Funds may suffer losses if they invest in equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Funds have not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.
Environmental, Social and/or Governance ("ESG") Investing Risk: The Funds' consideration of ESG factors as part of their investment process may cause them to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such factors in their strategy or investment processes. Additionally, the Funds may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. Incorporating ESG factors into investment decision making is qualitative and subjective by nature, and there is no guarantee that the factors considered by the Adviser or any judgment exercised by the Adviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Adviser’s assessment of a company’s ESG practices may change over time.
Risks Associated with Investing in Emerging Markets: The Funds' investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

Investment in China (principal risk for the Emerging Market Stars Fund):The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Political, regulatory and diplomatic events could have an adverse effect on the Chinese or Hong Kong economies and on investments made through Stock Connect program. Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, the quality of financial information may vary and the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries, including China, (x) greater political, economic, social, legal and tax-related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv) restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Stock Connect Investing Risk (principal risk for the Emerging Market Stars Fund): China “A Shares” are equity securities of issuers incorporated in mainland China that are denominated and currently traded in Renminbi (“RMB”) on the Shanghai or Shenzhen Stock Exchanges. Subject to minor exceptions, under current regulations in China, foreign investors, such as the Emerging Market Stars Fund, can invest in A Shares only (i) through certain institutional investors that have obtained a license and quota from the Chinese regulators or (ii) through the Hong Kong-Shanghai Stock Connect or Shenzhen-Hong Kong Stock Connect programs. The Emerging Market Stars Fund will invest in A Shares listed and traded on the Shanghai Stock Exchange ("SSE") or Shenzhen Stock Exchange (“SZSE”) through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Emerging Market Stars Fund's investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Emerging Market Stars Fund's investments and returns, including daily limits on net purchases and transfer restrictions. In addition, the Stock Connect program’s trading, clearance and settlement procedures are relatively untested in China, which could pose risks to the Emerging Market Stars Fund. While

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in Stock Connect A Shares, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Emerging Market Stars Fund.
The Stock Connect program will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Emerging Market Stars Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading. Because of the way in which China A shares are held in Stock Connect, the Emerging Market Stars Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE or the SZSE becomes insolvent. Only certain China A shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Emerging Market Stars Fund's investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Emerging Market Stars Fund's investments and returns.
Small Companies Investing Risk (principal risk for the International Small Company Fund): Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.
Derivatives Risk: The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.
Market Risk: The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.
Liquidity Risk: In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Funds' ability to respond to market movements may be impaired and the Funds may experience adverse price movements upon liquidation of their investments. Settlement of transactions may be subject to delay and administrative uncertainties.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

Counterparty and Third Party Risk: Transactions involving a counterparty (including a clearing member or clearing house through which the Funds hold a derivative position) to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.
Large Transactions Risk: Ownership of shares of the Funds may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions may affect the performance of the Funds, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Funds may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would. A number of circumstances may cause the Funds to experience large redemptions, such as changes in the eligibility criteria for the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Management Risk: The Funds are subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Funds, the Funds' investment objective may not be achieved, or the market may continue to undervalue the Funds' securities. In addition, the Funds may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of the Adviser will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Funds' ability to achieve their investment objective. Certain securities or other instruments in which the Funds seek to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Funds.
Risks Associated with Non-Diversification: The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Funds could affect the overall value of the Funds more than it would affect that of a diversified fund holding a greater number of investments.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

Accordingly, the Funds' value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Funds will be more susceptible to company-specific events and risks impacting the particular securities held by the Funds than a fund with a greater number of holdings.
Risks Associated with Changes to Non-U.S. Tax Laws: Fund investors should also consider the possibility of changes to non-U.S. tax laws and regulations (including potential retroactive changes) which may adversely affect certain investments made by the Funds, including as a result of the Action Plan on Base Erosion and Profit Shifting (“BEPS”), which has been developed with the aim of securing revenue by realigning taxation with economic activities and value creation by creating a single set of consensus based international tax rules. As part of the BEPS project, new rules dealing with the operation of double tax treaties, the definition of permanent establishments, interest deductibility and how hybrid instruments and hybrid entities are taxed have been and continue to be introduced. To facilitate implementation of the BEPS project, the Multilateral Convention to Implement Tax Treaty Related Measures to Prevent Base Erosion and Profit Shifting has modified, and continues to modify, a wide range of double tax treaty provisions. In addition, the European Council’s Anti-Tax Avoidance Directive addresses many of the same issues. These initiatives could adversely affect the Funds or certain or all Fund investors, including but not limited to causing additional reporting and disclosure obligations for Fund investors. In addition, there may be changes in the tax laws or interpretations of tax laws in jurisdictions in which the Funds, and/or any entity owned directly or indirectly by the Funds, are established, are operating, are managed, are advised, are promoted or are investing, or in which Fund investors are resident, that are adverse to the Funds, and/or any entities owned directly or indirectly by the Funds and/or the Fund investors. Changes to taxation treaties or interpretations of taxation treaties between one or more such jurisdictions and the countries through which the Funds and/or any entities owned directly or indirectly by the Funds hold investments or in which a Fund investor is resident or the introduction of, or change to, EU Directives (including but not limited to the Anti-Tax Avoidance Directives) may adversely affect the ability of the Funds and/or any entities owned directly or indirectly by the Funds to efficiently realize income or capital gains. Consequently, it is possible that the Funds and/or any entities owned directly or indirectly by the Funds may face unfavorable tax treatment in such jurisdictions that may materially adversely affect the value of the investments held by the Funds and/ or any entities owned directly or indirectly by the Funds or the feasibility of making investments in certain countries.
Participatory Notes Risk (principal risk for the Emerging Market Stars Fund): An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.
Currency Risk: The currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.
Micro-Cap Companies Risk (principal risk for the International Small Company Fund): Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

IPO Risk (principal risk for the International Small Company Fund): The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.
Custody Risk: In a limited number of markets, particularly in emerging economies, where a no failed trade policy is standard market practice, assets may be assigned, transferred, exchanged or delivered without the prior approval of the Depositary or its agent. Once a sale order is placed in relation to assets of the Funds, by virtue of the operation of the settlement system within those markets, those assets will automatically move from custody of the Depositary without the need for the prior approval of the Depositary. Where this occurs the consideration for those assets is remitted to the entity releasing the assets.
Unconstrained Sector Risk (principal risk for the Emerging Market Stars Fund): The Funds may focus their investments in securities of one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or industry.
Cyber Security Risk: The Funds and their service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cyber security incidents affecting the Funds, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Funds' ability to calculate its NAV; impediments to trading for the Funds' portfolio; the inability of Shareholders to transact business with the Funds; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.
Non-U.S. Securities Risk: Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers or non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Funds' investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Because of these and other risks, you could lose money by investing in the Funds.
An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
NOTE 4 — Purchases and Sales of Investment Securities
For the year ended March 31, 2026 the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	Cost of Purchases of Investment securities	Proceeds of Investment securities sold
Emerging Market Stars Fund	$95,057,885	$103,411,210
International Small Company Fund	133,644,268	92,056,415

NOTE 5 — Federal Income Tax
No provision for federal income tax is required because each of the Funds has elected to be taxed as a “regulated investment company” under the Internal Revenue Code (the “Code”) and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, its taxable net investment income and taxable net realized gains on investments.
As of and for the fiscal year ended March 31, 2026, the Funds did not have any liability for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended March 31, 2026, the Funds did not incur any interest or penalties. The statute of limitations remains open for 3 years, once a return is filed. No examinations are in progress at this time.
At March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation / (Depreciation)
Emerging Market Stars Fund	$633,302	$8,930,373	$—	$48,891,485
International Small Company Fund	—	1,969,054	(13,045,935)	(10,888,299)

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among the capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to net operating losses. These reclassifications have no impact on the net assets or the NAV per share of each of the Funds.
At March 31, 2026, the following reclassifications were recorded:

	Distributable Earnings	Paid-in Capital
Emerging Market Stars Fund	$—	$—
International Small Company Fund	28,412	(28,412)

The tax status of distributions paid during the fiscal years ended March 31, 2026 and March 31, 2025 were as follows:

	Dividends from Ordinary Income 2026	Dividends from Long-term Capital Gains 2026	Total Distributions 2026	Dividends from Ordinary Income 2025	Dividends from Long-term Capital Gains 2025	Total Distributions 2025
Emerging Market Stars Fund	$1,405,042	$—	$1,405,042	$560,722	$—	$560,722
International Small Company Fund	3,081,037	170,002	3,251,039	—	—	—

As of March 31, 2026, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Market Stars Fund	$137,497,378	$58,700,096	$(9,297,371)	$49,402,725
International Small Company Fund	124,817,912	9,355,934	(20,241,554)	(10,885,620)

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat post-October losses and certain ordinary losses recognized between November 1 and March 31 as occurring on the first day of the following tax year. For the year ended March 31, 2026, the following qualified post-October losses and late-year ordinary losses were deferred and recognized on April 1, 2026:

	Post-October Loss Deferral	Late-Year Ordinary Loss Deferral
Emerging Market Stars Fund	$—	$—
International Small Company Fund	(12,774,864)	(271,071)

During the year ended March 31, 2026, the Emerging Market Stars Fund utilized $8,500,419 of capital loss carryforward.
NOTE 6 — Advisory Fees and Other Affiliated Transactions
Pursuant to Investment Management Agreements (the “Agreements”) between Datum One Series Trust (the “Trust”) and Polar Capital, LLP (the “Adviser”), advisory fees are accrued daily and paid monthly to the Adviser based on the average daily net assets of each Fund.  The Adviser has contractually agreed to waive advisory fees and reimburse other expenses to the extent total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies) exceed certain annual rates of the average daily net assets of each Fund.  The following annualized advisory fees and contractual expense limits were in effect for the fiscal year ended March 31, 2026. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Funds' Board or upon termination of the Management Agreement.

	Advisory Fee	Contractual Expense Limit
Emerging Market Stars Fund	0.90%(a)	1.00%(b)
International Small Company Fund	1.00%	1.10%(b)

(a)	Prior to July 29, 2025, Emerging Market Stars Fund advisory fee was 1.00% of all assets.
(b)	Effective through July 29, 2027.
Polar Capital (America) Corporation (the “Sub-Adviser”) serves as investment sub-adviser of the International Small Company Fund pursuant to an investment sub-advisory agreement between the Adviser and the Sub-Adviser. For its services to the International Small Company Fund, the Sub-Adviser receives a fee from the Adviser, computed and accrued daily and paid quarterly at an annual rate of 0.90% of the average daily net assets of the International Small Company Fund.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

For the year ended March 31, 2026, the Adviser waived and/or reimbursed the Emerging Market Stars Fund and the International Small Company Fund $541,922, and $181,752, respectively, which is reflected as “Waiver/Reimbursement from Adviser” on the Statement of Operations. The amounts eligible for recoupment by the Adviser as of March 31, 2026 are $779,376, $719,124 and $541,922, expiring March 31, 2027, March 31, 2028 and March 31, 2029, respectively for the Emerging Market Stars Fund and $72,997 and $181,752, expiring March 31, 2028 and March 31, 2029, respectively for the International Small Company Fund.
Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a Distribution Agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.
The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay the Administrator a tiered basis-point fee based on the Funds' net assets and certain per account and transaction charges. The total fee for each Fund is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities. The Administrator has agreed to voluntarily waive its minimum fee and certain other expenses for the International Small Company Fund until September 30, 2026. The waiver agreement may be terminated at any time and the waiver is not subject to recoupment. The total fees paid to or waived by the Administrator for the year ended March 31, 2026 are disclosed on the Statement of Operations in the accounts disclosed below:

	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services and Fees	Waiver from Administrator
Emerging Market Stars Fund	$40,927	$129,172	$148,835	$—
International Small Company Fund	$34,702	$49,393	$132,000	$(150,000)

Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“ACA Group”) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust, on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay ACA Group an annual base fee, and has agreed to reimburse ACA Group for certain expenses incurred on behalf of the Funds. Total fees paid to ACA Group pursuant to this agreement are reflected as “Compliance and Financial Officer Services fees” on the Statement of Operations.
Carne Global Financial Services (US) LLC (“Carne”) provides risk management and oversight services for the International Small Company Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Carne, including providing the Risk Officer to the Fund to administer the Fund's risk program and oversee

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer Services fees” on the Statement of Operations.
Certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Funds for serving in their respective role. For the year ended March 31, 2026, the Emerging Market Stars Fund and the International Small Company Fund paid $56,455 and $42,326, respectively, in Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust on behalf of the Funds directly to the Trustees who are not interested persons of the Funds, which is reflected as “Trustee fees and expenses” on the Statement of Operations.
NOTE 7 — Disclosure of Fair Value Measurements
The Funds' Board of Trustees (the “Board”) has designated the Adviser through its Fair Valuation Committee (the “Committee”) as valuation designee, responsible for determining the fair value of the assets of the Funds for which market quotations are not readily available using valuation procedures approved by the Board. The Committee uses the following methods and inputs to establish the fair value of the Funds' assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, the Funds' equity securities are generally valued at the latest quotations available from the approved pricing service as of the closing of the primary exchange.
The Committee may use various inputs in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Events occurring after the close of trading on non- U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Funds may utilize an independent fair valuation service in adjusting the valuations of foreign securities.
The Funds' assets are classified on three hierarchical levels. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

Level 3 values are based on significant unobservable inputs that reflect the Committee’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.
The following tables present the valuation levels of each Fund's investments as of March 31, 2026:

Emerging Market Stars Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$33,562,369	$149,925,471	$—	$183,487,840
Preferred Stocks	3,412,263	—	—	3,412,263
Total Investments	$36,974,632	$149,925,471	$—	$186,900,103

International Small Company Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$42,038,607	$71,893,685	$—	$113,932,292
Total Investments	$42,038,607	$71,893,685	$—	$113,932,292
As of March 31, 2026 there were no Level 3 securities held by the Funds. There were no purchases of or transfers to or from Level 3 for the year ended March 31, 2026.
NOTE 8 — Operating Segments
FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures relate to a public entity's reportable segments.  In connection with ASU 2023-07, the Chief Executive Officer, Chief Information Officer, Chief Financial Officer, Global Head of Distribution, Chief Operating Officer and the Chief Legal and Compliance Officer of the Adviser together with the Officers of the Trust act as the Funds’ Chief Operating Decision Maker (CODM). Each individual Fund represents a single operating segment, as the CODM monitors the operating results of each Fund and each Fund's long-term strategic asset allocation is pre-determined in accordance with each Fund's investment objective which is executed by each Fund's portfolio managers as a team. The financial information in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, is consistent with that presented within each Fund's financial statements and financial highlights.

Polar Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

NOTE 9 — Subsequent Events
Management has evaluated subsequent events for the Funds occurring after March 31, 2026 through the date this report was issued and concluded that no subsequent events occurred which require recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Datum One Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Datum One Series Trust comprising the Polar Capital Emerging Market Stars Fund and Polar Capital International Small Company Fund (the “Funds”), including the portfolios of investments, as of March 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Polar Capital Emerging Market Stars Fund; the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for the year then ended, and the period from September 30, 2024 (Commencement of Operations) through March 31, 2025, for Polar Capital International Small Company Fund, and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Polar Capital Emerging Market Stars Fund as of March 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Polar Capital International Small Company Fund as of March 31, 2026; and the results of operations for the year then ended, and the changes in net assets and financial highlights for the year then ended, and for the period from September 30, 2024 (Commencement of Operations) through March 31, 2025, for Polar Capital International Small Company Fund, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining,on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
May 21, 2026
We have served as the auditor of one or more Polar Capital LLP investment companies since 2020.

Polar Capital Funds

ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)

Other Information
At polarcapitalfunds.com/us/individual/Our-Funds/Literature/, you can find additional information about each Fund, including each Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at (800) 806-1112 (toll free) or (312) 557-3164.

Polar Capital Funds

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Polar Capital Funds

Proxy Disclosure for Open-End management Investment Companies

Not applicable

Polar Capital Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

Board Approval of Investment Management Agreements for the Polar Capital Emerging Market Stars Fund and Polar International Small Company Fund
Section 15 of the Investment Company Act of 1940, as amended, (the“1940 Act”) requires that the investment management agreement between Polar Capital, LLP (the “Adviser”) and the Datum One Series Trust (the “Trust”) (the “Polar Stars Investment Management Agreement”) for the Polar Capital Emerging Market Stars Fund (the “Polar EM Fund”) and the investment management agreement between the Adviser and the Trust (the “Polar Small Company Investment Management Agreement”) for the Polar International Small Company Fund (the “Polar Small Company Fund”) (each of the Polar EM Fund and the Polar Small Company Fund, a “Fund” and, together, the “Funds”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.  It is the duty of the Board to request and evaluate, and the duty of the Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of each of the Polar Stars Investment Management Agreement and the Polar Small Company Investment Management Agreement.
At a meeting held on February 23-24, 2026, (the “Meeting”), the Board formally considered and approved the continuation of the Polar Stars Investment Management Agreement and the Polar Small Company Investment Management Agreement each for an additional one-year term. The Meeting was held by videoconference, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting (the “Order”). The Board, including each of the Independent Trustees, met in person on May 18-19, 2026, and ratified its approvals of the Polar Stars Investment Management Agreement and the Polar Small Company Investment Management Agreement with respect to the Polar EM Fund and the Polar Small Company Fund, as well as all other agreements it had previously approved in reliance on the Order.
Prior to the Meeting, the Board requested, and the Adviser provided, both written and oral reports containing information in connection with the consideration of the Polar Stars Investment Management Agreement and the Polar Small Company Investment Management Agreement, and the Trustees had the opportunity to ask questions and request further information.  In approving the Polar Stars Investment Management Agreement and the Polar Small Company Investment Management Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including: (1) the nature and quality of services furnished by the Adviser, projections of the Adviser’s costs of providing the services and possible economies of scale as and if the Funds grow larger, and whether and how the benefits of scale may be shared with each Fund and its shareholders; (2) each Fund’s performance and the performance of the Adviser; (3) each Fund’s interest in having a financially strong investment manager capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (4) the risks assumed by the Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to each Fund for failure

Polar Capital Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

to comply; (5) the volatility of the financial markets and thus of investment management fee income; (6) comparative expense ratios and management fees of competitive funds; (7) fall-out benefits to the Adviser and its affiliates, if any; and (8) the projected profitability of the Adviser from providing services to the Funds. The Board also received and reviewed a memorandum from counsel to the Funds and the independent trustees regarding the Board’s responsibilities in evaluating the Polar Stars Investment Management Agreement and the Polar Small Company Investment Management Agreement.
The Board determined that continuation of each of the Polar Stars Investment Management Agreement and the Polar Small Company Investment Management Agreement is in the best interests of the Funds and each Fund’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of each of the Polar Stars Investment Management Agreement and the Polar Small Company Investment Management Agreement are discussed separately below.
The Board examined the nature and quality of services provided to the Funds by the Adviser.  The Board considered the terms of the Polar Stars Investment Management Agreement and the Polar Small Company Investment Management Agreement, and the information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience managing assets using investment strategies similar to the Funds'.  The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, and business continuity program.  The Board took into account the personnel involved in servicing the Funds as well as the materials and services provided by the Adviser.  In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Adviser and personnel such as portfolio managers.  The Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser.
The Board considered the investment performance and expenses of the Funds.  As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of the Funds to (i) funds with the same Morningstar investment category, selected by FUSE, with similar pricing characteristics (the “Peer Group”), (ii) a group of funds comprised of the Peer Group and all other funds with the same Morningstar investment category with similar pricing characteristics, excluding any outliers (the “Universe”), and (iii) the benchmarks of the Funds.  The Board reviewed each Fund’s performance for the since-inception, three-month, one-year, and three-year periods ending December 31, 2025.  The Board noted the Fund’s performance compared to its Peer Group.  The Board also reviewed each Fund’s performance compared to its Universe and benchmark for each period.
The Board then reviewed the performance, net of fees, of other Undertakings for the Collective Investment in Transferable Securities with similar investment strategies as the Funds managed by the Adviser (“Similar Polar Accounts”) as compared to the Polar EM Fund over various time periods as well as the management fee. The Board noted that the relative performance of the Polar EM Fund did not vary significantly from the Similar Polar Accounts but for the impact of the different fee structures.

Polar Capital Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board reviewed the management fee and the total operating expenses of each Fund. The Board noted that, with respect to the Polar EM Fund, the Adviser receives a management fee of 0.90% of the average daily net assets of the Fund and that, under the Expense Limitation Agreement, the Adviser contractually has agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Polar EM Fund’s total operating expenses to the annual rate of 1.00% of the Fund’s average daily net assets through July 29, 2027.  The Board noted that, with respect to the Polar Small Company Fund, the Adviser receives a management fee of 1.00% of the average daily net assets of the Fund and that, under the Expense Limitation Agreement, the Adviser contractually has agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Polar Small Company Fund’s total operating expenses to the annual rate of 1.10% of the Fund’s average daily net assets through July 29, 2027. The Board concluded that the management fee for each Fund was reasonable.
The Board considered the cost of services provided to each Fund and the profits projected to be realized by the Adviser.  The Board discussed with the Adviser the methodology utilized in assembling the information regarding profitability and considered its reasonableness.  Taking these factors into account, the Board concluded that the profitability of the Adviser and its affiliates in relation to the services rendered was not unreasonable.  The Board considered the marketing and distribution efforts undertaken by the Adviser in order to grow each Fund to a size that might result in meaningful profits to the Adviser and in economies of scale to the Funds.  The Board considered that economies of scale, if any, may be shared with the Funds in various ways, including low management fees from inception, maintaining existing expense structures in the face of a rising cost environment, as well as technological and personnel investments by the Adviser to enhance shareholder services.
The Board considered that the Adviser may derive fall-out financial or other benefits from its management of the Funds which may include, among other things, enhanced name recognition stemming from the management of the Funds and concluded that any such benefits derived by the Adviser were consistent with the types of benefits generally derived by investment managers to mutual funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.
Board Approval of the Investment Sub-Advisory Agreement for the Polar Capital International Small Company Fund
Section 15 of the Investment Company Act of 1940, as amended (the “1940 Act”) requires that the investment sub-advisory agreement between the Adviser and Polar Capital (America) Corporation (the “Sub-Adviser”) (the “Polar Small Company Sub-Advisory Agreement”) for the Polar Capital International Small Company Fund (the “Polar Small Company Fund”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.  It is the duty of the Board to request and evaluate, and the duty of the Sub-Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the Polar Small Company Sub-Advisory Agreement.
At a meeting held on February 23-24, 2026, (the “Meeting”), the Board formally considered and approved the continuation of the Polar Small Company Sub-Advisory Agreement. The Meeting was held by videoconference, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund

Polar Capital Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting (the “Order”). The Board, including each of the Independent Trustees, met in person on May 18-19, 2026, and ratified its approval of the Polar Small Company Sub-Advisory Agreement, as well as all other agreements it had previously approved in reliance on the Order.
Prior to the Meeting, the Board requested, and the Sub-Adviser provided, both written and oral reports containing information and data relating to the following: (1) the nature and quality of services to be furnished by the Sub-Adviser, projections of the Sub-Adviser’s costs of providing the services and possible economies of scale as and if the Polar Small Company Fund grows larger, and whether and how the benefits of scale may be shared with the Polar Small Company Fund; (2) the Polar Small Company Fund’s interest in having a financially strong investment Sub-Adviser capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (3) the risks assumed by the Sub-Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to the Polar Small Company Fund for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of competitive funds; (6) fall-out benefits to the Sub-Adviser and its affiliates, if any; and (7) the projected profitability of the Sub-Adviser from providing services to the Polar Small Company Fund as and if the Polar Small Company Fund grows. The Board also received and reviewed a memorandum from counsel to the Polar Small Company Fund and the independent trustees regarding the Board's responsibilities in evaluating the Polar Small Company Sub-Advisory Agreement.
The Board examined the nature and quality of services to be provided to the Polar Small Company Fund by the Sub-Adviser. The Board noted that, per the terms of the Polar Small Company Sub-Advisory Agreement, the Sub-Adviser would provide portfolio management services to the Polar Small Company Fund whereas the Adviser would be responsible for the operations of the Polar Small Company Fund, the legal and compliance support to the Polar Small Company Fund, product management, client services, information technology and distribution of the Polar Small Company Fund. The Board considered reports provided by the Sub-Adviser on its personnel and operational model, and the support provided to the Sub-Adviser by the Adviser. The Board reviewed the Sub-Adviser’s investment philosophy and portfolio construction process and the Sub-Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices. The Board also reviewed the investment performance of the Sub-Adviser, noting that the Sub-Adviser had no comparable accounts or funds that operated a similar strategy to the Polar Small Company Fund.
The Board considered the investment performance and expenses of the Polar Small Company Fund.  As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of the Polar Small Company Fund to (i) funds with the same Morningstar investment category, selected by FUSE, with similar pricing characteristics (the “Peer Group”), (ii) a group of funds comprised of the Peer Group and all other funds with the same Morningstar investment category with similar pricing characteristics, excluding any outliers (the “Universe”), and (iii) the benchmarks of the Polar Small Company Fund.  The Board reviewed the Polar Small Company Fund’s performance for the since-inception,

Polar Capital Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

three-month, one-year, and three-year periods ending December 31, 2025.  The Board noted the Fund’s performance compared to its Peer Group.  The Board also reviewed the Polar Small Company Fund’s performance compared to its Universe and benchmark for each period.
Taking into account the personnel involved in servicing the Polar Small Company Fund as well as the materials and services provided by the Adviser to the Sub-Adviser, the Board acknowledged the nature, extent, and quality of services from the Sub-Adviser.
The Board considered the cost of services provided by the Sub-Adviser and the profits projected to be realized if and when the Polar Small Company Fund grows. The Board noted that, with respect to the Polar Small Company Fund, the Adviser receives a management fee of 1.00% of the average daily net assets of the Polar Small Company Fund and that, under an Expense Limitation Agreement, the Adviser contractually has agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Polar Small Company Fund’s total operating expenses to  the annual rate of 1.10% of the Polar Small Company Fund’s average daily net assets through July 29, 2027. Under the Polar Small Company Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a service fee of 0.90% of the average daily net assets of the Polar Small Company Fund. The Board concluded that the sub-advisory fee was reasonable.
The Board considered whether the Polar Small Company Fund’s sub-advisory fee reflects the potential for economies of scale for the benefit of the Polar Small Company Fund’s shareholders. The Board considered that the Sub-Adviser may derive fall-out financial or other benefits from its management of the Polar Small Company Fund which may include, among other things, enhanced name recognition stemming from the management of the Polar Small Company Fund.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.

Investment Adviser
Polar Capital LLP
16 Palace Street
London, United Kingdom SW1E5JD
Investment Subadviser (of the Polar Capital International Small Company Fund)
Polar Capital (America) Corporation
1001 Water Street
Tampa, FL 33602
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199
Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
For Additional Information, call
(800) 806-1112 (toll free) or (312) 557-3164

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Datum One Series Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	June 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 2, 2026

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer and

Date:	June 2, 2026